COMMITMENTS AND CONTINGENCIES - Capital and other commitment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Property, plant, and equipment	¥ 40,848	¥ 37,685